Cover	Jul. 24, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38356
Entity Registrant Name	Yarrow Bioscience, Inc.
Entity Central Index Key	0001566044
Entity Tax Identification Number	45-3757789
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	470 James Street
Entity Address, Address Line Two	Suite 007
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06513
City Area Code	203
Local Phone Number	433-7577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	YARW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	VYNE Therapeutics Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	P.O. Box 125
Entity Address, City or Town	Stewartsville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08886